Annual Fund Operating Expenses - American Century ETF Trust	May 05, 2026
Avantis U.S. Core Equity ETF | Avantis U.S. Core Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	0.17%
American Century Core Plus Income ETF | American Century Core Plus Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[2]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.32%

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The management fee has been restated to reflect the decrease in the management fee schedule effective September 14, 2026.